Pension Plans (Details 5)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
Equity securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	36.00%	34.00%
Equity securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	50.00%	48.00%
Debt securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	42.00%	45.00%
Debt securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	48.00%	49.00%
Hedge funds | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	14.00%	14.00%
Hedge funds | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Real estate | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	4.00%	3.00%
Real estate | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Cash | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	4.00%	4.00%
Cash | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	2.00%	3.00%